Related Party Transactions (Details) - Schedule of general and administrative expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of general and administrative expenses [Abstract]
Management Fee	$ 25	$ 25	$ 50	$ 50